BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Not primary beneficiary
Variable interest entity
VIEs maximum exposures to loss	$ 3,916	$ 4,523
Primary beneficiary
Variable interest entity
VIEs maximum exposures to loss	$ 49	$ 1